Losses per share - Schedule of Calculation of Basic Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Net loss attributable to Avianca Holdings S.A.	$ (1,086,935)	$ (913,712)	$ (24,803)
Common Shares [member]
Weighted average number of shares
Number of shares	660,800,000	660,800,000	660,800,000
Losses per share
Number of per shares	$ (1.09)	$ (0.92)	$ (0.03)
Preference shares [member]
Weighted average number of shares
Number of shares	336,187,000	336,187,000	336,187,000
Losses per share
Number of per shares	$ (1.09)	$ (0.92)	$ (0.03)